UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07145

T. Rowe Price International Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

International Stock Portfolio

(QAAGYX)

This semi-annual shareholder report contains important information about International Stock Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Portfolio	$48	0.95%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$247,920
Number of Portfolio Holdings	135

Portfolio Turnover Rate	15.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	21.4%
Industrials & Business Services	15.9
Financials	14.7
Health Care	14.5
Consumer Discretionary	10.5
Consumer Staples	8.1
Communication Services	5.2
Energy	3.5
Utilities	1.5
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.7%
ASML Holding	3.4
Novo Nordisk	2.4
Samsung Electronics	2.1
Prosus	1.9
Deutsche Telekom	1.8
Nestle	1.6
AstraZeneca	1.6
SAP	1.5
Axis Bank	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E301-053 8/24

International Stock Portfolio

 (QAAGYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
International Stock Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE International Stock Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 15.01 $ 13.04 $ 16.01 $ 17.08 $ 15.62 $ 13.04
Investment activities
Net investment income
(1)(2)
0.09 0.13 0.11 0.11 0.08 0.34
(3)
Net realized and unrealized gain/
loss 0.54 1.98 (2.64) 0.09 2.17 3.27
Total from investment activities 0.63 2.11 (2.53) 0.20 2.25 3.61
Distributions
Net investment income – (0.14) (0.11) (0.11) (0.09) (0.37)
Net realized gain – – (0.33) (1.16) (0.70) (0.66)
Total distributions – (0.14) (0.44) (1.27) (0.79) (1.03)
NET ASSET VALUE
End of period $ 15.64 $ 15.01 $ 13.04 $ 16.01 $ 17.08 $ 15.62
Ratios/Supplemental Data
Total return
(2)(4)
4.20% 16.24% (15.81)% 1.32% 14.45% 27.77%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.03%
(5)
1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses after waivers/
payments by Price Associates 0.95%
(5)
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income 1.13%
(5)
0.89% 0.79% 0.59% 0.56% 2.31%
(3)
Portfolio turnover rate 15.6% 32.9% 31.1% 29.1% 30.6% 33.8%
Net assets, end of period (in
thousands) $ 247,920 $ 247,785 $ 223,011 $ 291,749 $ 300,544 $ 295,743
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.16 per share and 1.07% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Stock Portfolio
June 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.4%
Common Stocks 1.4%
MercadoLibre (USD) (1) 2,079 3,417
Total Argentina (Cost $2,548) 3,417
BRAZIL 1.0%
Common Stocks 1.0%
B3  673,180 1,232
Raia Drogasil  169,389 780
WEG  67,618 510
Total Brazil (Cost $2,796) 2,522
CANADA 9.5%
Common Stocks 9.5%
Canadian National Railway (USD)  27,213 3,215
Canadian Pacific Kansas City
(USD) (2) 24,458 1,925
Constellation Software  1,187 3,420
Constellation Software, Warrants,
3/31/40 (1)(3) 1,253 —
Definity Financial  26,814 882
Descartes Systems Group (USD) (1) 13,405 1,298
Element Fleet Management  146,903 2,673
National Bank of Canada (2) 15,621 1,239
Shopify, Class A (USD) (1) 33,030 2,182
Suncor Energy (USD)  89,518 3,411
TMX Group  119,293 3,320
Total Canada (Cost $18,441) 23,565
CAYMAN ISLANDS 0.5%
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(3)(4) 5,545 1,303
Total Cayman Islands (Cost $273) 1,303
CHINA 5.9%
Common Stocks 4.1%
58.com (USD) (1)(3) 65,164 —
Alibaba Group Holding, ADR (USD)  23,713 1,707
BeiGene, ADR (USD) (1) 10,008 1,428
JD Health International (HKD) (1) 118,750 322
KE Holdings, ADR (USD)  149,411 2,114
PDD Holdings, ADR (USD) (1) 8,083 1,075
Silergy (TWD)  49,000 695
Tencent Holdings (HKD)  43,500 2,064
Yum China Holdings (USD)  23,059 711
10,116
Shares $ Value
(Cost and value in $000s)
Common Stocks - China A
Shares 1.8%
Kweichow Moutai, A Shares (CNH)  5,770 1,163
NARI Technology, A Shares (CNH)  405,596 1,390
Shandong Pharmaceutical Glass, A
Shares (CNH)  201,700 703
Shenzhen Inovance Technology, A
Shares (CNH)  186,100 1,312
4,568
Total China (Cost $12,888) 14,684
DENMARK 2.8%
Common Stocks 2.8%
Coloplast, Class B (2) 1,795 216
Genmab (1) 2,532 634
Novo Nordisk, ADR (USD)  41,864 5,976
Total Denmark (Cost $4,154) 6,826
FRANCE 6.2%
Common Stocks 6.2%
Capgemini  11,222 2,229
Dassault Aviation  11,851 2,146
Dassault Systemes  22,567 848
LVMH Moet Hennessy Louis Vuitton  3,708 2,847
Safran  15,511 3,269
Sartorius Stedim Biotech  9,518 1,573
Schneider Electric  1,604 385
Thales  12,603 2,016
Total France (Cost $11,030) 15,313
GERMANY 7.7%
Common Stocks 7.3%
Deutsche Boerse  3,864 790
Deutsche Telekom  177,014 4,449
Douglas (1) 39,367 723
Evotec (1)(2) 100,260 961
Merck  5,371 888
Puma  17,558 807
SAP  18,633 3,743
Schott Pharma  25,903 850
Siemens  17,898 3,331
Siemens Healthineers  28,117 1,619
18,161
Preferred Stocks 0.4%
Sartorius (2) 4,479 1,049
1,049
Total Germany (Cost $18,418) 19,210

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
HONG KONG 1.7%
Common Stocks 1.7%
AIA Group  394,200 2,667
Hong Kong Exchanges & Clearing  32,700 1,046
Sun Hung Kai Properties  46,000 399
Total Hong Kong (Cost $2,454) 4,112
INDIA 6.3%
Common Stocks 6.3%
Axis Bank  246,551 3,732
HDFC Bank  86,276 1,744
InterGlobe Aviation (1) 6,787 344
Kotak Mahindra Bank  76,024 1,639
Larsen & Toubro  51,116 2,170
NTPC  802,193 3,649
Reliance Industries  38,582 1,445
Varun Beverages  51,302 999
Total India (Cost $8,745) 15,722
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  3,815,300 2,309
Sarana Menara Nusantara  11,722,000 525
Telkom Indonesia Persero  7,362,300 1,399
Total Indonesia (Cost $2,535) 4,233
ITALY 1.6%
Common Stocks 1.6%
Banca Mediolanum  127,153 1,401
DiaSorin  15,869 1,579
Ermenegildo Zegna (USD)  75,452 893
Total Italy (Cost $3,566) 3,873
JAPAN 13.5%
Common Stocks 13.5%
Calbee  73,200 1,408
Chugai Pharmaceutical  71,800 2,557
Daiichi Sankyo  63,200 2,196
Daikin Industries  7,600 1,058
Disco  8,100 3,085
Hikari Tsushin  7,500 1,405
Keyence  5,300 2,320
LY  327,700 791
Mitsui Fudosan  91,700 844
Murata Manufacturing  102,300 2,118
Nextage (2) 68,300 1,019
Nippon Telegraph & Telephone  659,700 624
Olympus  181,000 2,922
Shares $ Value
(Cost and value in $000s)
Persol Holdings  821,700 1,139
Recruit Holdings  51,500 2,771
Seven & i Holdings  236,400 2,889
Shimadzu  39,400 987
SMC  500 238
Sony Group  28,200 2,403
Sumitomo Metal Mining  20,900 635
Total Japan (Cost $27,297) 33,409
LUXEMBOURG 0.4%
Common Stocks 0.4%
CVC Capital Partners (1) 60,361 1,108
Total Luxembourg (Cost $963) 1,108
MEXICO 0.2%
Common Stocks 0.2%
Grupo Mexico, Series B  101,198 546
Total Mexico (Cost $552) 546
NETHERLANDS 7.5%
Common Stocks 7.5%
Adyen (1) 879 1,044
Argenx, ADR (USD) (1) 3,321 1,428
ASML Holding  8,225 8,383
Heineken  21,265 2,057
ING Groep  56,860 977
Prosus  129,343 4,599
Total Netherlands (Cost $9,488) 18,488
NORWAY 0.6%
Common Stocks 0.6%
Equinor, ADR (USD)  55,366 1,581
Total Norway (Cost $1,431) 1,581
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  106,595 1,508
Total Philippines (Cost $1,671) 1,508
PORTUGAL 1.6%
Common Stocks 1.6%
Galp Energia  111,766 2,361
Jeronimo Martins  86,536 1,691
Total Portugal (Cost $2,592) 4,052

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Saudi National Bank  171,284 1,655
Total Saudi Arabia (Cost $1,588) 1,655
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 15,591 1,113
Total Singapore (Cost $597) 1,113
SOUTH KOREA 2.7%
Common Stocks 2.7%
LG Chem  3,248 809
NAVER  6,972 839
Samsung Electronics  87,028 5,122
Total South Korea (Cost $4,316) 6,770
SPAIN 1.0%
Common Stocks 1.0%
Amadeus IT Group, Class A  35,363 2,353
Total Spain (Cost $1,631) 2,353
SWEDEN 2.5%
Common Stocks 2.5%
Assa Abloy, Class B  62,572 1,772
Essity, Class B  117,930 3,015
Hexagon, Class B  125,610 1,423
Total Sweden (Cost $4,890) 6,210
SWITZERLAND 5.6%
Common Stocks 5.6%
Alcon  29,371 2,611
Cie Financiere Richemont, Class A  14,088 2,202
Julius Baer Group  39,931 2,233
Nestle  38,939 3,975
Partners Group Holding  1,721 2,204
Sonova Holding  2,120 653
Total Switzerland (Cost $9,162) 13,878
TAIWAN 5.7%
Common Stocks 5.7%
Taiwan Semiconductor
Manufacturing  479,000 14,192
Total Taiwan (Cost $1,281) 14,192
Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.8%
Common Stocks 5.8%
AstraZeneca, ADR (USD)  50,836 3,965
Bridgepoint Group  246,013 680
Experian  36,883 1,714
Hiscox  77,873 1,130
London Stock Exchange Group  19,829 2,351
Rentokil Initial  132,555 770
Smith & Nephew  151,175 1,873
Unilever (EUR)  33,762 1,852
14,335
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition
Date: 10/11/22, Cost $103 (1)(3)(4) 5,222 80
80
Total United Kingdom (Cost
$11,544) 14,415
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(3)(4) 276 294
Coupang (1) 31,870 668
Linde  3,717 1,631
Mastercard, Class A  2,018 890
NXP Semiconductors  2,377 640
Waste Connections  14,275 2,503
6,626
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(3)(4) 16 17
17
Total United States (Cost $3,765) 6,643
VIETNAM 0.2%
Common Stocks 0.2%
Asia Commercial Bank  575,000 578
Total Vietnam (Cost $604) 578
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve
Fund, 5.38% (5)(6) 3,853,530 3,854
Total Short-Term Investments
(Cost $3,854) 3,854

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve
Fund, 5.38% (5)(6) 5,633,279 5,633
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 5,633
Total Securities Lending Collateral
(Cost $5,633) 5,633
Total Investments in Securities
102.0% of Net Assets
(Cost $180,707) $ 252,766
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,694 and represents 0.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.38% $ — $ — $ 118++
Totals $ —# $ — $ 118+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government Reserve Fund, 5.38% $ 10,703  ¤  ¤ $ 9,487
Total $ 9,487^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $118 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,487.

T. ROWE PRICE International Stock Portfolio
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $180,707) $ 252,766
Receivable for investment securities sold 928
Foreign currency (cost $628) 626
Dividends receivable 214
Receivable for shares sold 78
Other assets 571
Total assets 255,183
Liabilities
Obligation to return securities lending collateral 5,633
Payable for investment securities purchased 572
Investment management fees payable 134
Payable for shares redeemed 77
Due to affiliates 2
Other liabilities 845
Total liabilities 7,263
NET ASSETS $ 247,920
Net Assets Consist of:
Total distributable earnings (loss) $ 74,875
Paid-in capital applicable to 15,850,550 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 173,045
NET ASSETS $ 247,920
NET ASSET VALUE PER SHARE $ 15.64

T. ROWE PRICE International Stock Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $327) $ 2,564
Securities lending 9
Total income 2,573
Expenses
Investment management and administrative expenses
1
861
Investment management 273
Shareholder servicing 60
Prospectus and shareholder reports 3
Custody and accounting 45
Legal and audit 30
Miscellaneous 1
Waived / paid by Price Associates (97)
Total expenses 1,176
Net investment income 1,397
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $160) 4,629
Options written 25
Foreign currency transactions (37)
Net realized gain 4,617
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(42)) 4,240
Options written 1
Other assets and liabilities denominated in foreign currencies (28)
Change in net unrealized gain / loss 4,213
Net realized and unrealized gain / loss 8,830
INCREASE IN NET ASSETS FROM OPERATIONS
$ 10,227
1
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 7.

T. ROWE PRICE International Stock Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,397 $ 2,104
Net realized gain 4,617 7,179
Change in net unrealized gain / loss 4,213 26,282
Increase in net assets from operations 10,227 35,565
Distributions to shareholders
Net earnings – (2,359)
Capital share transactions
*
Shares sold 3,544 13,703
Distributions reinvested – 2,359
Shares redeemed (13,636) (24,494)
Decrease in net assets from capital share transactions (10,092) (8,432)
Net Assets
Increase during period 135 24,774
Beginning of period 247,785 223,011
End of period $ 247,920 $ 247,785
*Share information (000s)
Shares sold 231 969
Distributions reinvested – 161
Shares redeemed (884) (1,729)
Decrease in shares outstanding (653) (599)

T. ROWE PRICE International Stock Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The International Stock Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. ROWE PRICE International Stock Portfolio

valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE International Stock Portfolio

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement.
The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio.
Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2024, the fund held no derivative instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 43,771 $ 196,765 $ 294 $ 240,830
Convertible Preferred Stocks — — 1,400 1,400
Preferred Stocks — 1,049 — 1,049
Short-Term Investments 3,854 — — 3,854
Securities Lending Collateral 5,633 — — 5,633
Total $ 53,258 $ 197,814 $ 1,694 $ 252,766

T. ROWE PRICE International Stock Portfolio

The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended
June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than
1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 25
Total $ 25
Change in Unrealized
Gain (Loss)
Equity derivatives $ 1
Total $ 1

T. ROWE PRICE International Stock Portfolio

than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2024, the value of loaned securities was $5,403,000; the value of cash collateral and related investments was $5,633,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $37,767,000 and $45,427,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$1,507,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $181,803,000.
Net unrealized gain aggregated $70,143,000 at period-end, of which $80,273,000 related to appreciated investments and
$10,130,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE International Stock Portfolio

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.37% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30,
2024, the effective annual group fee rate was 0.29%. Prior to May 1, 2024, the fund paid an all-inclusive annual fee equal to 1.05% of the fund’s average daily net assets, which was computed daily and paid monthly. The all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.95% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $82,000.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.95%.
The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price
Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $15,000 for the period from May 1, 2024 through June 30,
2024. Including this amount, expenses previously waived/paid by Price Associates in the amount of $15,000 remain subject to repayment by the fund at June 30, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through June 30, 2024, expenses incurred pursuant to these service agreements were $24,000 for Price Associates and less than $1,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE International Stock Portfolio

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Stock Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (March Meeting), the Board, including all of the fund’s independent directors present in person at the March Meeting, approved the continuation of the fund’s Advisory Contract, including an amendment that will go into effect on May 1, 2024. At the March Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the March Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The
Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the March Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the March Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the March Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the March Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.

T. ROWE PRICE International Stock Portfolio

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. At the time of the March Meeting, under the Advisory Contract, the fund paid the Adviser an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee included investment management services and provided for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise.
The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund have been included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds. Although the fund did not have a group fee component to its management fee, its assets have been included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The Board noted that, effective May 1, 2024, under an amendment to the Advisory Contract, the fund will pay a fee to the
Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund will pay its own expenses of operations
(subject to an expense limitation). The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund will be subject to a permanent contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders and limits the fund’s expenses to the net total expense ratio at the time of the management fee restructure.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE International Stock Portfolio

compiled by Broadridge reflects the all-inclusive management fee structure that was in place at the time of the March
Meeting and does not reflect the fee structure that will be in place with the May 1, 2024 amendment to the Advisory Contract.
The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile
(Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract, including the amendment to the Advisory Contract that will become effective on May 1, 2024. No single factor was considered in isolation or to be determinative to the decision.
Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE International Stock Portfolio

Approval of New Subadvisory Agreement
Subsequent to the March Meeting, at a meeting held on May 8, 2024 (May Meeting), the fund’s Board considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the May Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. The factors considered by the Board at the May Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory
Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the May Meeting, the Board, including all of the fund’s independent directors present in person at the
May Meeting, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract, effective July 1, 2024.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E301-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Stock Portfolio

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024